SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 47,702.0	$ 42,658.1	$ 39,022.3
Expenses
Interest expense	218.6	217.0	189.7
Total expenses	43,492.0	35,484.9	33,862.0
Income before income taxes	4,210.0	7,173.2	5,160.3
Benefit for income taxes	(859.1)	(1,468.6)	(1,180.3)
Net income attributable to Progressive	3,350.9	5,704.6	3,970.3
Comprehensive income attributable to Progressive	2,459.9	6,291.9	4,432.9
Parent Company
Revenues
Dividends from subsidiaries	2,847.0	4,096.5	2,277.9
Undistributed income (loss) from subsidiaries	674.9	1,774.4	1,821.3
Equity in net income of subsidiaries	3,521.9	5,870.9	4,099.2
Intercompany investment income	4.5	16.5	31.1
Total revenues	3,526.4	5,887.4	4,130.3
Expenses
Interest expense	220.0	218.1	190.4
Deferred compensation	8.8	33.9	16.6
Other operating costs and expenses	6.8	7.2	5.5
Total expenses	235.6	259.2	212.5
Income before income taxes	3,290.8	5,628.2	3,917.8
Benefit for income taxes	60.1	76.4	52.5
Net income attributable to Progressive	3,350.9	5,704.6	3,970.3
Other comprehensive income (loss)	(891.0)	587.3	462.6
Comprehensive income attributable to Progressive	$ 2,459.9	$ 6,291.9	$ 4,432.9